Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net (loss) income for the period		$ (875,993)	$ 160,569	$ 435,454
Adjustments to reconcile net income to net cash used in (generated from) operating activities:
Depreciation of property, plant and equipment		25,247	23,468	24,064
Lease expenses		36,749	35,214	15,304
Finance costs		17,514	10,279	12,766
Deferred income tax		418	292	149
Gain on disposal of property, plant and equipment		(898)
Loss on lease modification		1,323
Share-based compensation		590,991
Changes in operating assets and liabilities:
Trade receivables		104,656	(191,795)	(689,224)
Deposits, prepayments and other current assets		(6,496)	(158,486)	(130,344)
Contract asset		171,343	(174,883)	(53,236)
Trade payables		312,063	522,017	448,655
Other payables and accruals		(41,414)	686	96,543
Advance from customers		16,301	11,316	(8,965)
Operating lease liabilities		(38,772)	(36,986)	(14,770)
Income tax payable		(11,144)	58,672	47,911
Amounts due with related parties			203,955	(156,636)
Net Cash Provided By Operating Activities		301,888	464,318	27,671
Cash Flows From Investing Activities:
Acquisition of property, plant and equipment				(3,708)
Proceeds from disposal of property, plant and equipment		898
Disposal of a subsidiary, net of cash disposed				(1,599)
Net Cash Provided By (Used In) Investing Activities		898		(5,307)
Cash Flows From Financing Activities:
Payment of dividend to shareholders	[1]		(508,205)
Proceeds from loan payables			180,000
Repayment of loan payables		(180,000)
Repayment of bank borrowings		(57,440)	(60,941)	(48,591)
Payment of finance lease liabilities		(36,838)	(14,108)	(14,049)
Proceeds from issuance of ordinary shares pursuant to IPO, net of offering cost		5,804,648
Payments of offering costs related to initial public offering		(249,366)	(119,969)
Net Cash Provided By (Used In) Financing Activities		5,281,004	(523,223)	(62,640)
Effect of movements in exchange rates on cash held		30,532	2,703	1,788
Net changes in cash		5,614,322	(56,202)	(38,488)
Cash at beginning of the period		101,535	448,888	515,931
Cash at end of the period		5,715,857	392,686	477,443
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest		17,514	10,984	12,766
Cash paid for taxes		18,267
Supplemental Disclosure of Non-Cash Financing Activities:
Property, plant and equipment obtained in exchange of new finance lease liabilities		$ 107,445

[1]	A special dividend of $1,082,817 was declared on September 1, 2024 and of which $574,745 was offset with the amount due from related parties.